Summary of Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2016
Accounting Policies [Abstract]
Basis of presentation
(a) Basis of presentation: The accompanying interim condensed consolidated financial statements are unaudited, but, in the opinion of management, reflect all adjustments for a fair statement of Navios Midstream's condensed consolidated financial position, statements of income and cash flows for the periods presented. Adjustments consist of normal, recurring entries. The yearend condensed balance sheet data was derived from audited financial statements, but does not include all disclosure required by accounting principles generally accepted in the United States of America (“GAAP”). The results of operations for the interim periods are not necessarily indicative of results for the full year. The footnotes are condensed as permitted by the requirements for interim financial statements and accordingly, do not include information and disclosures required under GAAP for complete financial statements. These interim financial statements should be read in conjunction with the Company's consolidated financial statements and notes included in Navios Midstream's 2015 Annual Report filed on Form 20-F with the Securities and Exchange Commission (“SEC”).

Principles of consolidation
(b) Principles of consolidation: The accompanying interim condensed consolidated financial statements include the accounts of Navios Midstream, a Marshall Islands corporation, and its subsidiaries that are all 100% owned. All significant intercompany balances and transactions have been eliminated in the condensed consolidated statements.

As of June 30, 2016, the entities included in these condensed consolidated financial statements were:

Company name	Vessel name	Country of incorporation	2016	2015
Navios Maritime Midstream Operating LLC	N/A	Marshall Islands	1/1-6/30	1/1-6/30
Navios Maritime Midstream Partners L.P.	N/A	Marshall Islands	1/1-6/30	1/1-6/30
Navios Maritime Midstream Partners Finance (US) Inc.	N/A	Delaware	1/1-6/30	6/4-6/30
Shinyo Kannika Limited	Shinyo Kannika	Hong Kong	1/1-6/30	1/1-6/30
Shinyo Ocean Limited	Shinyo Ocean	Hong Kong	1/1-6/30	1/1-6/30
Shinyo Saowalak Limited	Shinyo Saowalak	British Virgin Is.	1/1-6/30	1/1-6/30
Shinyo Kieran Limited	Shinyo Kieran	British Virgin Is.	1/1-6/30	1/1-6/30
Shinyo Dream Limited	C. Dream	Hong Kong	1/1-6/30	6/18-6/30
Sikinos Shipping Corporation	Nave Celeste	Marshall Islands	1/1-6/30	6/18-6/30